Schedule of Investments (unaudited)	iShares® Cloud 5G and Tech ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 1.5%
DuPont de Nemours Inc.	1,928	$134,189

Communications Equipment — 14.0%
Arista Networks Inc.(a)	648	265,479
Ciena Corp.(a)	1,700	92,293
F5 Networks Inc.(a)	1,044	220,441
Juniper Networks Inc.	6,060	178,891
Lumentum Holdings Inc.(a)	864	71,349
Nokia OYJ(a)	42,560	244,274
Telefonaktiebolaget LM Ericsson, Class B	14,312	156,221
		1,228,948
Diversified Telecommunication Services — 0.7%
Cogent Communications Holdings Inc.	768	58,821

Electronic Equipment, Instruments & Components — 3.3%
Murata Manufacturing Co. Ltd.	2,000	148,357
Taiyo Yuden Co. Ltd.	1,600	81,098
Yageo Corp.	4,000	62,607
		292,062
Equity Real Estate Investment Trusts (REITs) — 8.5%
CoreSite Realty Corp.	816	116,247
CyrusOne Inc.	2,292	187,990
Digital Realty Trust Inc.	1,376	217,147
Equinix Inc.	264	220,986
		742,370
IT Services — 4.6%
Akamai Technologies Inc.(a)	1,708	180,126
Megaport Ltd.(a)	2,404	32,534
Twilio Inc., Class A(a)	648	188,801
		401,461
Media — 1.3%
DISH Network Corp., Class A(a)	2,840	116,639

Semiconductors & Semiconductor Equipment — 44.5%
Analog Devices Inc.	1,252	217,209
Broadcom Inc.	432	229,681
Infineon Technologies AG	4,948	231,721
Intel Corp.	3,524	172,676
MACOM Technology Solutions Holdings Inc., Class H(a)	496	34,631
Marvell Technology Inc.	4,952	339,212
MediaTek Inc.	8,000	263,301
Micron Technology Inc.	2,500	172,750
Monolithic Power Systems Inc.	584	306,869
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	1,376	$351,802
Qorvo Inc.(a)	1,100	185,053
QUALCOMM Inc.	1,148	152,730
SK Hynix Inc.	1,600	141,041
Skyworks Solutions Inc.	1,192	199,219
STMicroelectronics NV	4,908	233,026
Taiwan Semiconductor Manufacturing Co. Ltd.	12,000	254,644
Win Semiconductors Corp.	4,000	51,625
Wolfspeed Inc.(a)	1,244	149,417
Xilinx Inc.	1,264	227,520
		3,914,127
Software — 18.4%
Datadog Inc., Class A(a)	1,984	331,427
Dropbox Inc., Class A(a)	5,120	156,109
Fortinet Inc.(a)	1,428	480,294
Microsoft Corp.	836	277,234
New Relic Inc.(a)	952	77,264
Teradata Corp.(a)	1,904	107,690
VMware Inc., Class A(a)	1,248	189,322
		1,619,340
Technology Hardware, Storage & Peripherals — 3.0%
Pure Storage Inc., Class A(a)	3,860	103,680
Samsung Electronics Co. Ltd.	2,604	155,909
		259,589
Total Common Stocks — 99.8%
(Cost: $8,030,607)		8,767,546

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	20,000	20,000

Total Short-Term Investments — 0.2%
(Cost: $20,000)		20,000

Total Investments in Securities — 100.0%
(Cost: $8,050,607)		8,787,546

Other Assets, Less Liabilities — 0.0%		3,118

Net Assets — 100.0%		$8,790,664

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® Cloud 5G and Tech ETF
October 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/08/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$9	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	10,000	(b)	—	—	—	20,000	20,000	—	—
					$—	$—	$20,000		$9	$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,711,188	$2,056,358	$—	$8,767,546
Money Market Funds	20,000	—	—	20,000
	$6,731,188	$2,056,358	$—	$8,787,546

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